Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3 – BUSINESS COMBINATIONS

Business combinations in 2021 :

On March 17, 2021, the Company completed the acquisition of its 100% equity interest in Saleya, to complement its businesses and achieve synergies. The Company believes Saleya provides it with a clear competitive advantage in the fields of autonomous driving, smart electric vehicles, intelligent transportation, and smart cities, through which the Company expects to accelerate its development in this industry. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

March 17, 2021
Purchase consideration	-
Cash consideration	$110,232,401
Share based payment	12,395,710
122,628,111
Net assets acquired,
Cash	1,639,102
Prepayment, deposit and other receivables (current)	1,205,027
Accounts receivable	1,844,197
Bills receivable	14,944
Amount due from related parties	389,775
Property, plant and equipment	1,133,622
Intangible assets	72,832,550
Accounts payable	(2,789,224)
Contract liabilities	(271,995)
Other payable	(5,989,133)
Amount due to related parties	(340,220)
Short term loan	(6,815,175)
Tax payable	(22,069)
Long-term payable	(913,061)
Deferred tax liability arising from IA (tax rate 15%)	(10,911,952)
Exchange reserve	(186,386)

Goodwill	71,808,110

Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisition. Refer to Note 9 for details.